Restructuring - Summary of Restructuring Related Liability and Restructuring Costs Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	$ 469
Restructuring Charges	6,497	$ 10,047
Payments / Utilizations	(6,948)	(9,578)
Balance, end of period	18	469
Employee-Related Costs
Restructuring Cost and Reserve [Line Items]
Balance, beginning of period	469
Restructuring Charges	6,497	10,047
Payments / Utilizations	(6,948)	(9,578)
Balance, end of period	$ 18	$ 469